Prospectus Supplement
dated September 11, 2000 to:

PUTNAM VARIABLE TRUST                                          64601 9/2000
Prospectuses dated April 30, 2000

In the section entitled "Who manages the funds?," the paragraph immediately preceding the chart indicating the officers and advisor teams of Putnam Investment Management, Inc. (Putnam Management) that have primary responsibility for the day-to-day management of the portfolios of the funds, and the chart entries with respect to Putnam VT International Growth Fund and Putnam VT Small Cap Value Fund (to the extent that this prospectus otherwise offers the proceding fund) are replaced with the following:

The following officers and advisor teams of Putnam Management have primary responsibility for the day-to-day management of the relevant fund's portfolio. Each officer's length of service to the relevant fund and the officer's experience as portfolio manager or investment analyst over at least the last five years are shown.



-----------------------------------------------------------------------------------
                           Year      Business experience (at least 5 years)
Fund                      ------     --------------------------------------
Putnam VT International Growth Fund

Justin M. Scott            1996      1988-Present                Putnam Management
Managing Director

Omid Kamshad               1996      1996-Present                Putnam Management
Managing Director                    Prior to January 1996       Lombard Odier
                                                                 International

Mark D. Pollard            1999      1990-Present                Putnam Management
Managing Director

Paul C. Warren             1999      1997-Prsent                 Putnam Management
Senior Vice President                Prior to May 1997           IDS Fund Management

Joshua L. Byrne            2000      1993-Present                Putnam Management
Senior Vice President

Stephen Oler               2000      1997-Present                Putnam Management
Senior Vice President                Prior to June 1997          Templeton Investments
                                     Prior to March 1996         Baring Asset
                                                                 Management Co.

Putnam VT Small Cap Value Fund

Edward T. Shadek, Jr.      1999      1997-Present                Putnam Management
Managing Director                    Prior to March 1997         Newbold's Asset
                                                                 Management Co.

Jeffrey Netols             1999      1993-Present                Putnam Management
Senior Vice President

Sheldon Simon              2000      1984-Present                Putnam Management
Senior Vice President
-----------------------------------------------------------------------------------

40009                                             HV-2689
